Other receivables (Details) - DKK (kr) kr in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other receivables
VAT	kr 2,980	kr 3,378
Other	388	1,601
Total other receivables	kr 3,368	kr 4,979